Average Annual Total Returns - Victory US 500 Enhanced Volatility Wtd Index Fund	Class A 1 Year	Class A 5 Years	Class A Life of Class		Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions Life of Class		Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares Life of Class		Class C 1 Year	Class C 5 Years	Class C Life of Class		Class I 1 Year	Class I 5 Years	Class I Life of Class		S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) Life of Class		Nasdaq Victory US Large Cap 500 Long/Cash Vol.Wtd Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Nasdaq Victory US Large Cap 500 Long/Cash Vol.Wtd Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Nasdaq Victory US Large Cap 500 Long/Cash Vol.Wtd Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	13.93%	7.13%	11.18%	[1]	10.61%	5.01%	9.28%	[1]	10.50%	5.37%	8.73%	[1]	18.91%	7.59%	11.27%	[1]	21.10%	8.68%	12.38%	[1]	31.49%	11.70%	14.97%	[1]	22.16%	9.56%	13.59%	[1]

[1]	Inception date of the Fund is November 20, 2012.